Financial Instruments (Details) - Schedule of Debt Breakdown - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debentures and promissory notes
Current asset	R$ (48)	R$ (27)
Non-current asset	(226)	(155)
Current liabilities	2,115	1,260
Non-current liabilities	R$ 13,069	11,331
Debentures and promissory notes [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.45% per year
Total of borrowings, debentures and promissory notes	R$ 13,378	11,123
Borrowing Costs [Member] | Debentures and promissory notes [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	(185)	(98)
Borrowing Costs [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	(9)	(6)
Total Debentures and Promissory Notes [Member] | Debentures and promissory notes [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	R$ 13,193	11,025
Swap Contracts [Member] | Derivative Financial Instruments – Debentures and Promissory Notes [Member]
Debentures and promissory notes
Weighted average rate	CDI + 0.89% per year
Total of borrowings, debentures and promissory notes	R$ (270)	(180)
Swap Contracts [Member] | Derivative Financial Instruments – Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 0.89% per year
Total of borrowings, debentures and promissory notes	R$ (4)	(2)
Swap Contracts [Member] | Derivative Financial Instruments – Foreign Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.35% per year
Total of borrowings, debentures and promissory notes		36
Swap Contracts One [Member] | Derivative Financial Instruments – Debentures and Promissory Notes [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.32% per year
Total of borrowings, debentures and promissory notes	R$ 8
Total Derivative Financial Instruments [Member] | Derivative Financial Instruments – Debentures and Promissory Notes [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	R$ (262)	(180)
Working Capital [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 0.20% per year
Total of borrowings, debentures and promissory notes	R$ 40	51
Working Capital [Member] | In Foreign Currency [Member]
Debentures and promissory notes
Weighted average rate	USD + 1.06% per year
Total of borrowings, debentures and promissory notes		262
Working Capital One [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.66% per year
Total of borrowings, debentures and promissory notes	R$ 1,952	1,223
Total Borrowings in Domestic Currency [Member] | Borrowings in Domestic Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	1,983	1,268
Total Derivative Financial Instruments – Domestic Currency [Member] | Derivative Financial Instruments – Domestic Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	(4)	(2)
Total In Foreign Currency [Member] | In Foreign Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes		262
Total Derivative Financial Instruments – Foreign Currency [Member] | Derivative Financial Instruments – Foreign Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes		36
Derivative Financial Instruments – Foreign Currency [Member]
Debentures and promissory notes
Total of borrowings, debentures and promissory notes	R$ 14,910	R$ 12,409